Fair value measurements (Details) - Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis - Kludein I Acquisition Corp. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 107,332,749	$ 172,580,609
Liabilities:
Warrant Liabilities – Public Warrants	690,000	5,180,136
Level 3 [Member]
Liabilities:
Warrant Liabilities – Private Placement Warrants	416,000	3,131,574
Working Capital Loan	$ 421,900